INCOME TAX - Schedule of Activity of the Company Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Balance at the beginning of the period	$ 2,566	$ 2,458
Reductions for prior year positions		(3)
Additions for current year positions	306	111
Additions for prior year positions	163
Reductions related to write off of R&D Tax Credit from Deferred Tax Asset	(589)
Balance at the end of period	$ 2,446	$ 2,566